NOTE 7 - CONVERTIBLE PROMISSORY NOTES / RELATED AND NON-RELATED PARTIES (Details) - USD ($)			12 Months Ended
	Sep. 24, 2018	Apr. 30, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents			$ 163	$ 121,739	$ 534
Inventory			80,404	80,470
Prepaid Expense and Other Assets			150,000
Intangible assets			275,000	275,000
TOTAL ASSETS			355,567	546,739
Debt Instrument, Unamortized Discount			0	17,812
Amortization of Debt Discount (Premium)			17,812	73,230
Warrant
Amortization of Debt Discount (Premium)			$ 67,292
Stock Issued During Period, Shares, New Issues			42,857
Extended Product Warranty Description			exercisable immediately at a fixed exercise price of $3.50 with an expiration date of September 24, 2023.
Warrants and Rights Outstanding			$ 86,750
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used			Black Scholes Options Pricing Model
Share Price			$ 3.65
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price			$ 3.50
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate			3.87%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			2.96%
Repayments of Convertible Debt			$ 10,000
Debt Conversion, Original Debt, Amount			$ 12,600
Debt Conversion, Converted Instrument, Shares Issued			30,000
Preferred Stock
Stock Issued			$ 228
Gain (Loss) on Extinguishment of Debt			9,772
Note 1
Debt Instrument, Face Amount	$ 300,000
Debt Instrument, Payment Terms	maturing on September 24, 2019, and a stated interest of 10% to a third-party investor.
Debt Instrument, Convertible, Terms of Conversion Feature	The note is convertible at any time after 1 month of the funding of the note into a variable number of the Company's common stock, based on a conversion rate of 50% of the lowest trading price for the 25 days prior to conversion.
Proceeds from Issuance of Debt	$ 276,250
Debt Instrument, Unamortized Discount	$ 23,750
Debt Instrument, Convertible, Associated Derivative Transactions, Description	the Company recorded a premium on the note of $299,998 as a reduction to additional paid-in capital based on a discounted “if-converted” rate of $1.825 per share (50% of the lowest trading price during the 25 days preceding the note's issuance), which computed to 164,383 shares of 'if-converted' common stock with a redemption value of $599,998 due to $3.65 per share fair market value of the Company's stock on the note's date of issuance
Debt premium recorded as APIC			219,998	80,000
Amortization of Debt Discount (Premium)				5,938
Note 2
Debt Instrument, Face Amount		$ 40,000
Debt Instrument, Payment Terms		Notes had a term of one year expiring March 2015, and are now payable on demand, and accrue interest at the rate of 12% per annum.
Debt Instrument, Convertible, Terms of Conversion Feature		The holders of the Convertible Notes, may, at their option, convert all or any portion of the outstanding principal balance of, and all accrued interest on the Convertible Notes into shares of the Company’s common stock, par value $0.001 per share, at a conversion rate of $1.00 per share.
Debt Conversion, Original Debt, Amount			$ 10,000
Debt Conversion, Converted Instrument, Shares Issued			5,000
Due from Related Parties, Current			$ 55,000	55,000
Note 3
Debt Instrument, Face Amount		$ 15,000
Interest
Due from Related Parties, Current			$ 28,081	$ 31,481